SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
AbbVie Savings Plan
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AbbVie Savings Plan

EIN: 320375147, Plan Number: 001

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

(Dollars in thousands)

Identity of party involved/		Current
description of asset/ rate/ maturity	Cost (a)	value
*AbbVie Inc., common stock		$2,659,216

Abbott Laboratories, common stock		387,800

Interest bearing cash		25

Money market fund
Vanguard Federal Money Market		5,288

Collective trust funds
Capital Group EuroPacific Growth Trust, Class U2		353,033
Capital Group Growth Fund of America, Class U4		1,225,666
Capital Group Washington Mutual Investors Trust, Class U3		493,597
FIAM Core Plus Collective Investment Trust Class U		402,607
Galliard Stable Return Fund W		353,966
Galliard Managed Income Fund Core		100,810
State Street Target Retirement 2025 Securities Lending Series Fund Class IV		387,584
State Street Target Retirement 2030 Securities Lending Series Fund Class IV		674,828
State Street Target Retirement 2035 Securities Lending Series Fund Class IV		795,215
State Street Target Retirement 2040 Securities Lending Series Fund Class IV		829,694
State Street Target Retirement 2045 Securities Lending Series Fund Class IV		695,552
State Street Target Retirement 2050 Securities Lending Series Fund Class IV		516,905
State Street Target Retirement 2055 Securities Lending Series Fund Class IV		331,540
State Street Target Retirement 2060 Securities Lending Series Fund Class IV		191,110
State Street Target Retirement 2065 Securities Lending Series Fund Class IV		72,978
State Street Target Retirement 2070 Securities Lending Series Fund Class IV		4,496
State Street Target Retirement Income Securities Lending Series Fund Class IV		233,279
State Street Global Allcap Equity Ex-US Index Securities Lending Series Fund Class X		759,598
State Street S&P 500 Index Securities Lending Series Fund Class X		2,707,096
State Street US Bond Index Securities Lending Series Fund Class X		286,229
State Street US Extended Market Index Securities Lending Series Fund Class X		809,291
Wellington CIF II SMID Cap Research Class S5		236,876

Self-directed brokerage accounts		204,031

*Loans to participants, 3.25% to 9.50%		81,721

		$15,800,031

*Represents a party-in-interest transaction.

(a) Cost information omitted as all investments are fully participant directed.

AbbVie Puerto Rico Savings Plan
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AbbVie Puerto Rico Savings Plan

EIN: 980429860, Plan Number: 002

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

(Dollars in thousands)

Identity of party involved/		Current
description of asset	Cost (a)	value

*AbbVie Inc., common stock		$280,765

Abbott Laboratories, common stock		48,515

Money market fund
Vanguard Federal Money Market Fund		80

Mutual funds
American Funds EuroPacific Growth Fund, Class R6		8,515

Collective trust fund
Capital Group Growth Fund of America Class U4		31,418
Capital Group Washington Mutual Investment Trust Class U3		8,946
FIAM Core Plus Collective Investment Trust Class U		15,715
State Street Target Retirement 2025 Securities Lending Series Fund Class IV		13,164
State Street Target Retirement 2030 Securities Lending Series Fund Class IV		16,807
State Street Target Retirement 2035 Securities Lending Series Fund Class IV		14,099
State Street Target Retirement 2040 Securities Lending Series Fund Class IV		10,892
State Street Target Retirement 2045 Securities Lending Series Fund Class IV		7,539
State Street Target Retirement 2050 Securities Lending Series Fund Class IV		4,398
State Street Target Retirement 2055 Securities Lending Series Fund Class IV		4,573
State Street Target Retirement 2060 Securities Lending Series Fund Class IV		3,673
State Street Target Retirement 2065 Securities Lending Series Fund Class IV		2,169
State Street Target Retirement 2070 Securities Lending Series Fund Class IV		321
State Street Target Retirement Income Securities Lending Series Fund Class IV		11,051
State Street Global Allcap Equity Ex-US Index Securities Lending Series Fund Class X		30,340
State Street S&P 500 Index Securities Lending Series Fund Class X		63,691
State Street US Bond Index Securities Lending Series Fund Class X		14,494
State Street US Extended Market Index Securities Lending Series Fund Class X		17,903
Wellington CIF II SMID Cap Research Class S5		3,348
Galliard Stable Return Fund X		51,014

Self-directed brokerage accounts		1,850

*Loans to participants, 3.25% to 8.50%		7,771

		$673,051

*Represents a party-in-interest transaction.

(a) Cost information omitted as all investments are fully participant directed.